Reverse Capitalization - Summary of Ordinary Shares Issued (Parenthetical) (Detail)	Apr. 20, 2021 shares
Due To Merger [Member] | Maven Topco [Member]
Disclosure Of Common Stock Shares Issued Following The Consummation Of Merger [Line Items]
Common stock shares converted from one category to another	79,587,346
Related To Vested Rollover Incentive Schemes [Member]
Disclosure Of Common Stock Shares Issued Following The Consummation Of Merger [Line Items]
Common stock shares converted from one category to another	20,550,431